OTHER INVESTMENTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Marketable securities
Amortized Cost	$ 272.8	$ 207.3
Unrealized Gains	0.1	0.2
Unrealized Losses	(6.5)	(2.5)
Fair Value	266.4	205.0
U.S. Treasury bonds
Amortized Cost	25.0	50.0
Unrealized Losses	(0.1)	(0.1)
Fair Value	24.9	49.9
Other Investments, Total
Amortized Cost	297.8	257.3
Unrealized Gains	0.1	0.2
Unrealized Losses	(6.6)	(2.6)
Fair Value	291.3	254.9
Fair Value, Marketable securities
Less than 12 months	57.3	104.5
12 Months or Greater	164.0	67.3
Total	221.3	171.8
Unrealized Losses, Marketable securities
Less than 12 months	(0.5)	(0.9)
12 Months or Greater	(6.0)	(1.6)
Total	(6.5)	(2.5)
Fair Value, U.S. Treasury bonds
Less than 12 months		49.9
12 Months or Greater	24.9
Total	24.9	49.9
Unrealized Losses, U.S. Treasury bonds
Less than 12 months		(0.1)
12 Months or Greater	(0.1)
Total	(0.1)	(0.1)
Fair Value, Total
Less than 12 months	57.3	154.4
12 Months or Greater	188.9	67.3
Total	246.2	221.7
Unrealized Losses, Total
Less than 12 months	(0.5)	(1.0)
12 Months or Greater	(6.1)	(1.6)
Total	(6.6)	(2.6)
Amortized Cost
Due in one year or less	54.5
Due after one year through five years	2.2
Due after ten years	241.1
Total	297.8
Fair Value
Due in one year or less	54.4
Due after one year through five years	2.2
Due after ten years	234.7
Fair Value	291.3
Realized gains or losses
Realized gains or losses from the sale of investment securities	$ 0.0	$ 0.0	$ 0.0